Cover	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 14, 2024, Vivakor, Inc. (the “Company”) filed a current report on Form 8-K (the “Original 8-K”) to disclose its entry into an employment agreement and related agreements with the Chief Financial Officer of the Company. The Original 8-K inadvertently listed the Date of Report (date of earliest event reported) on the cover page as June 8, 2024. The correct date should have been June 13, 2024. This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed to correct the scrivener’s error regarding the date of the earliest event reported. There are no other changes.
Document Period End Date	Jun. 13, 2024
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Rd.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(949)
Local Phone Number	281-2606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false